Pay vs Performance Disclosure - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table and graphs provide information required under the SEC's "pay versus performance" rules over the last four years as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. The graphs below show the relationship of "compensation actually paid" to our principal executive officer ("PEO") and other NEOs (who are also referred to as "Non-PEO NEOs") in 2022, 2023, 2024 and 2025.

					Value of Initial Fixed $100 Investment based on:(4)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Revenue ($ Millions)(5)
2025	5,405,190	(246,428)	3,056,615	(497,833)	13.14	76.03	(59)	212.7
2024	6,597,160	1,136,797	3,837,863	2,058,881	39.91	76.22	(56)	209.4
2023	8,422,635	2,838,120	3,974,434	(236,975)	68.40	72.30	(50)	187.1
2022	3,617,249	4,320,166	1,483,378	3,117,740	123.34	76.64	(43)	141.8
(1)
John T. Treace was our PEO for each year presented. In 2022 and 2023 our NEOs were Mark L. Hair and Aaron J. Berutti. In 2024 and 2025, our NEOs were Mark L. Hair, Scot M. Elder, Sean F. Scanlan and Gaetano M. Guglielmino.
(2)
The amounts shown in the Compensation Actually Paid column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718.

PEO	2025
Summary Compensation-Table Total Compensation	$5,405,190
Less: Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$4,635,000
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$1,055,250
Plus: Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(2,282,397)
Plus: Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Plus: Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$307,032
Less: Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$96,503
Equals: Compensation Actually Paid	$(246,428)

Non-PEO NEOs	2025
Summary Compensation-Table Total Compensation	$3,056,615
Less: Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$2,581,247
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$547,870
Plus: Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(1,450,387)
Plus: Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Plus: Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(37,868)
Less: Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$32,816
Equals: Compensation Actually Paid	$(497,833)

(4)
The Peer Group TSR set forth in this table utilizes the peer companies used for compensation benchmarking purposes, which are summarized in the Compensation Discussion and Analysis section of the proxy statement for the years reflected in the table. The comparison assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in the Company and in the compensation benchmarking peers, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other NEOs in 2025.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
(1)
John T. Treace was our PEO for each year presented. In 2022 and 2023 our NEOs were Mark L. Hair and Aaron J. Berutti. In 2024 and 2025, our NEOs were Mark L. Hair, Scot M. Elder, Sean F. Scanlan and Gaetano M. Guglielmino.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the peer companies used for compensation benchmarking purposes, which are summarized in the Compensation Discussion and Analysis section of the proxy statement for the years reflected in the table. The comparison assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in the Company and in the compensation benchmarking peers, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount			$ 5,405,190	$ 6,597,160	$ 8,422,635	$ 3,617,249
PEO Actually Paid Compensation Amount			$ (246,428)	1,136,797	2,838,120	4,320,166
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718.

PEO	2025
Summary Compensation-Table Total Compensation	$5,405,190
Less: Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$4,635,000
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$1,055,250
Plus: Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(2,282,397)
Plus: Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Plus: Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$307,032
Less: Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$96,503
Equals: Compensation Actually Paid	$(246,428)

Non-PEO NEO Average Total Compensation Amount			$ 3,056,615	3,837,863	3,974,434	1,483,378
Non-PEO NEO Average Compensation Actually Paid Amount			$ (497,833)	2,058,881	(236,975)	3,117,740
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEOs	2025
Summary Compensation-Table Total Compensation	$3,056,615
Less: Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$2,581,247
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$547,870
Plus: Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(1,450,387)
Plus: Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Plus: Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(37,868)
Less: Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$32,816
Equals: Compensation Actually Paid	$(497,833)

(4)
The Peer Group TSR set forth in this table utilizes the peer companies used for compensation benchmarking purposes, which are summarized in the Compensation Discussion and Analysis section of the proxy statement for the years reflected in the table. The comparison assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in the Company and in the compensation benchmarking peers, respectively. Historical stock performance is not necessarily indicative of future stock performance.
			We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other NEOs in 2025.
Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and the cumulative TSR over the four most recently completed fiscal years for the Company and the Peer Group TSR.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Other NEO Compensation Actually Paid and Revenue

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our Revenue during the four most recent fiscal years.

Total Shareholder Return Vs Peer Group

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and the cumulative TSR over the four most recently completed fiscal years for the Company and the Peer Group TSR.

Total Shareholder Return Amount			$ 13.14	39.91	68.4	123.34
Peer Group Total Shareholder Return Amount			76.03	76.22	72.3	76.64
Net Income (Loss)	$ (9,394,000)	$ (501,000)	$ (59,002,000)	$ (55,743,000)	$ (50,000,000)	$ (43,000,000)
Company Selected Measure Amount			212,700,000	209,400,000	187,100,000	141,800,000
PEO Name			John T. Treace	John T. Treace	John T. Treace	John T. Treace
Additional 402(v) Disclosure

Relationship Between Compensation Actually Paid and Performance Measures

"Compensation actually paid" calculated per SEC Item 402(v) of Regulation S-K ("CAP") reflects cash compensation actually paid as well as changes to the fair values of equity awards during the years shown in the table based on year-end or vesting date stock prices, and various accounting valuation assumptions. Due to how CAP is calculated, the CAP as reported for each year does not reflect the actual amounts earned by our NEOs from their equity awards. CAP generally fluctuates annually due to the change in our stock price from year to year as well as varying levels of actual achievement of performance goals.

Because CAP does not reflect the actual amount earned by our NEOs on their equity compensation, we do not use this measure for understanding how NEO pay aligns with our Company performance. For a discussion of how our Compensation Committee assessed "pay-for-performance" and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see the Compensation Discussion and Analysis section above.

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (4,635,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,055,250
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,282,397)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			307,032
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(96,503)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,581,247)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			547,870
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,450,387)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(37,868)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (32,816)